Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Research and development expenses	£ (5,356)	£ (5,158)	£ (9,706)	£ (8,863)
Administrative expenses	(1,462)	(1,402)	(2,808)	(2,642)
Net foreign exchange gains (losses)	943	3,607	(37)	1,059
Operating loss	(5,875)	(2,953)	(12,551)	(10,446)
Finance income	297	252	616	442
Loss before tax	(5,578)	(2,701)	(11,935)	(10,004)
Income tax credit	1,108	1,383	2,108	2,292
Loss for the period	£ (4,470)	£ (1,318)	£ (9,827)	£ (7,712)
Basic and diluted loss per share	£ (0.14)	£ (0.04)	£ (0.30)	£ (0.24)